Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Consolidated Statements of Cash Flows [Abstract]
Cash included in assets acquired	$ 3,405